Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 06, 2017
Supplement [Text Block]	ust_SupplementTextBlock

SELECTIVE OPPORTUNITY FUND (the “Fund”)

Supplement to the Prospectus dated January 6, 2017

Effective January 1, 2018, the Management Agreement between Unified Series Trust and Selective Wealth Management, LLC (the “Adviser”), investment adviser to the Fund, is amended to reduce the management fee paid by the Fund to the Adviser from 1.25% to 0.85% of the average daily net assets of the Fund.

This supplement updates certain information in the prospectus of the Fund as set forth below.

SUMMARY SECTION

The following replaces, in its entirety, the sub-section entitled Fees and Expenses of the Fund on page 1 of the prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses[1]	0.68%
Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.54%

[1]	Other expenses and Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the fiscal year ended December 31, 2017. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$157	$486

Selective Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust_SupplementTextBlock

SELECTIVE OPPORTUNITY FUND (the “Fund”)

Supplement to the Prospectus dated January 6, 2017

Effective January 1, 2018, the Management Agreement between Unified Series Trust and Selective Wealth Management, LLC (the “Adviser”), investment adviser to the Fund, is amended to reduce the management fee paid by the Fund to the Adviser from 1.25% to 0.85% of the average daily net assets of the Fund.

This supplement updates certain information in the prospectus of the Fund as set forth below.

SUMMARY SECTION

The following replaces, in its entirety, the sub-section entitled Fees and Expenses of the Fund on page 1 of the prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses[1]	0.68%
Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses	1.54%

[1]	Other expenses and Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the fiscal year ended December 31, 2017. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$157	$486

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the fiscal year ended December 31, 2017.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the fiscal year ended December 31, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Selective Opportunity Fund | Selective Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
1 year	rr_ExpenseExampleYear01	$ 157
3 years	rr_ExpenseExampleYear03	$ 486

[1]	Other expenses and Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the fiscal year ended December 31, 2017. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.